Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

5     Revenue

	2025	2024	2023
Aeronautical revenue	934,704	876,729	644,453
Non aeronautical revenue
Commercial revenue	813,124	738,688	603,651
Construction service revenue	205,777	223,361	144,722
Other revenue	8,529	4,489	7,212
Revenue	1,962,134	1,843,267	1,400,038

Timing of revenue recognition
Over time	1,530,161	1,446,616	1,039,699
At a point in time	125,582	104,526	119,730
Revenues accounted for under IFRS 16	306,391	292,125	240,609
Revenue	1,962,134	1,843,267	1,400,038